Financial Instruments and Risk Management - Summary of Impact on Equity, Before Tax, of a 1% Increase in Interest (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Sterling Interest Rates [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Interest rate increase (reduce)	£ 628	£ 554	£ 626
US Dollar Interest Rates [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Interest rate increase (reduce)	(267)	(348)	(374)
Euro Interest Rates [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Interest rate increase (reduce)	(401)	(229)	(263)
Sterling Strengthening [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Interest rate increase (reduce)	£ (236)	£ (269)	£ (98)